Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2022
Standards, Amendments and Interpretations
Standards, Amendments and Interpretations

Note 4 Standards, Amendments and Interpretations

The Company has prepared its financial statements in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”). IFRS represents standards and interpretations approved by the IASB and are comprised of IFRS, International Accounting Standards (“IAS’s”), and interpretations issued by the IFRS Interpretations Committee (“IFRIC’s”) and the former Standing Interpretations Committee (“SIC’s”). The financial statements have been prepared in accordance with IFRS standards and interpretations effective as of December 31, 2022.

New IFRS standards and interpretations or changes to existing standards with future effective dates are either not applicable or not expected to have a significant impact on the financial statements of the Company.